General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of General and Administrative Expenses

	2022	2021	2020
	RMB million	RMB million	RMB million
General corporate expenses	3,255	3,282	3,572
Auditors’ remuneration	15	15	20
- Audit services	14	14	17
- Non-audit services	1	1	3
Credit losses	(3)	(1)	164
Other taxes and levies	244	367	332

	3,511	3,663	4,088